SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Mar. 10, 2026	Mar. 06, 2026	Dec. 01, 2025	Jan. 31, 2026	Mar. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Jul. 28, 2025	Oct. 28, 2024	May 16, 2023	May 15, 2023
Subsequent Event [Line Items]
Sale of property					$ 2,000,000.0
Shares issued for cash received, shares							432,099
Number of shares to be issued, value									$ 4,250,000
Common stock, shares authorized							200,000,000		200,000,000			200,000,000
Common stock, par value							$ 0.0001		$ 0.0001
Preferred stock, shares authorized												1,000,000
M2i Global Inc [Member]
Subsequent Event [Line Items]
Debt principal and interest								$ 8,790
Common stock, shares authorized								1,000,000,000		1,000,000,000			1,000,000,000	75,000,000
Common stock, par value								$ 0.001		$ 0.001	$ 0.0001		$ 0.001	$ 0.001
Preferred stock, shares authorized								100,000		100,000
Preferred stock, par value								$ 0.001		$ 0.001
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares						48,342
Common Stock [Member] | M2i Global Inc [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares								102,578,206		109,137,500
Number of shares to be issued, value								$ 102,578		$ 109,138
Subsequent Event [Member] | M2i Global Inc [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares			2,648,689
Number of shares to be issued, value			$ 317,933
Converted principal amount			40,000
Accrued interest converted			$ 8,241
Shares issued upon debt conversion			1,042,690
Shares authorized			1,010,000,000
Common stock, shares authorized			1,000,000,000
Common stock, par value			$ 0.001
Preferred stock, shares authorized			10,000,000
Preferred stock, par value			$ 0.001
Subsequent Event [Member] | M2i Global Inc [Member] | Series A Super Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized			100,000
Subsequent Event [Member] | Intellectual Property [Member]
Subsequent Event [Line Items]
Sale of property		$ 1,300,000
Remaining assets		$ 700,000
Subsequent Event [Member] | Common Stock [Member] | M2i Global Inc [Member]
Subsequent Event [Line Items]
Shares issued for cash received, shares			4,550,000
Number of shares to be issued, value			$ 356,000
Subsequent Event [Member] | Fourth Tranche Note [Member]
Subsequent Event [Line Items]
Debt principal and interest				$ 1,000,000.0
Subsequent Event [Member] | Fourth Tranche Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares converted				1,926,618
Subsequent Event [Member] | Third Tranche Note [Member]
Subsequent Event [Line Items]
Debt principal and interest	$ 2,500,000
Subsequent Event [Member] | Third Tranche Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares converted	7,406,489
Subsequent Event [Member] | Fly Exclusive [Member]
Subsequent Event [Line Items]
Common stock dividend issued				432,099